Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) (10-K) - Coastal Pride Company, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Current - Federal			$ 62,839	$ 49,108
Current - State			15,749	8,853
Deferred - Federal			(1,470)	(11,537)
Deferred - State			(545)	(1,878)
Change in valuation allowance
Income tax provision (benefit)		$ 58,887	$ 76,573	$ 44,546